BORROWINGS	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2021	2020

(i) Non-current
Bank borrowings	659,999	1,334,369
Less: debt issue costs	(3,534)	(7,080)

	656,465	1,327,289

(ii) Current
Bank borrowings	825,139	399,249
Less: debt issue costs	(2,566)	(3,645)

	822,573	395,604

Total Borrowings	1,479,038	1,722,893

The maturity of borrowings is as follows:

	Expected Maturity Date
	2022	2023	2024 and thereafter	At December 31, (1)
				2021	2020

Fixed Rate	174,965	—	—	174,965	129,949
Floating Rate	647,607	124,698	531,768	1,304,073	1,592,944

Total	822,572	124,698	531,768	1,479,038	1,722,893
(1) As most borrowings incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans and their fair value approximates to their carrying amount.
The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2021	2020

Bank borrowings	1.45%	1.43%
The nominal average interest rates shown above were calculated using the rates set for each instrument in its corresponding currency and weighted using the dollar-equivalent outstanding principal amount of said instruments at December 31, 2021 and 2020, respectively.
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2021	2020

$	Floating	1,252,543	1,557,483
$	Fixed	129,000	113,268
ARS	Floating	—	8
MXN	Floating	16,310	6,256
COP	Floating	35,220	29,197
COP	Fixed	40,783	16,681
GTQ	Fixed	5,182	—

		1,479,038	1,722,893
$: U.S. dollars; ARS: Argentine pesos; COP: Colombian pesos; GTQ: Guatemalan quetzales; MXN: Mexican pesos.
23.    BORROWINGS (continued)
Ternium’s most significant borrowings as of December 31, 2021, were those incurred under Ternium México’s syndicated loan facilities, in order to finance the construction of its hot rolling mill, hot-dip galvanizing and painting lines in Pesquería, under Tenigal’s syndicated loan facility, in order to finance the construction of its hot-dipped galvanizing mill in Pesquería, Mexico, under Ternium Investments S.à r.l., in order to finance the acquisition of Ternium Brasil, and under Ternium Brasil's syndicated loan facility, in order to finance solely activities related to its exports of goods:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2021	Maturity

Years 2012 and 2013	Tenigal	Syndicated loan	200	25	July 2022
September 2017	Ternium Investments S.à r.l.	Syndicated loan	1,500	375	September 2022
June 2018	Ternium Mexico	Syndicated loan	1,000	250	June 2023
August 2019	Ternium Brasil	Syndicated loan	500	500	August 2024
The main covenants on these loan agreements are limitations on liens and encumbrances, limitations on the sale of certain assets and compliance with financial ratios (i.e. leverage ratio). As of December 31, 2021, Ternium was in compliance with all of its covenants.